Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)
Fiscal year ended October 31, 2020	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	18,041	—	18,041
Totals	$18,041	$—	$18,041
Fiscal year ended October 31, 2019	Current	Deferred	Total
U.S. Federal	$726	$(726)	$—
State	(5,805)	—	(5,805)
Totals	$(5,079)	$(726)	$(5,805)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2021	2020	2019
“Expected” income taxes (benefit)	$1,384,030	$(1,281,668)	$(1,191,776)
Increase (reduction) in income tax expense (benefit)
resulting from:
State income taxes, net of federal benefit	136,875	(139,736)	(12,875)
Meals and Entertainment	1,523	7,317	17,999
Provision to return reconciliation adjustment	(13,721)	350	6,400
Excess tax benefits related to share-based compensation	(9,118)	14,473	(90,603)
Non-deductible officers' compensation	—	—	31,456
PPP Loan forgiveness	(1,046,094)	—	—
Other differences, net	5,646	6,088	3,434
Change in valulation allowance	(479,039)	1,411,217	1,230,160
Reported income tax expense (benefit)	$(19,898)	$18,041	$(5,805)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2021	2020
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$30,238	$139,809
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	873,433	764,183
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	187,108	294,857
Share-based compensation expense	59,622	16,814
Section 163(j) interest	18,527	254,520
Expenses incurred related to expected PPP Loan forgiveness	—	1,162,161
Net operating loss carryforwards	3,114,714	2,163,956
AMT credit carryforwards	—	25,003
Other	33,383	53,136
Total gross deferred tax assets	4,317,025	4,874,439
Valuation allowance	(4,280,823)	(4,759,862)
Net deferred tax assets	36,202	114,577
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(36,202)	(86,997)
Other receivables, due to accrual for financial reporting purposes	—	(2,577)
Total gross deferred tax liabilities	(36,202)	(89,574)
Net deferred tax asset	$—	$25,003

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2021	2020
Unrecognized tax benefits balance at beginning of year	$48,941	$48,941
Gross decreases for tax positions of prior years	(20,453)	—
Gross increases for current year tax positions	—	—
Unrecognized tax benefits balance at end of year	$28,488	$48,941